ING MUTUAL FUNDS

ING Global Natural Resources Fund

(“Fund”)

Supplement dated April 30, 2010

to the Fund’s Class A, Class I and Class W Prospectus dated February 26, 2010

(“Prospectus”)

Effective April 19, 2010, Joseph Bassett replaced Christopher Corapi as co-portfolio manager for the Fund. The Fund’s Prospectus is revised as follows:

1.     The section entitled “Portfolio Management — Portfolio Managers” found on page 28 of the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers
David Powers	Joseph Bassett
Portfolio Manager (since 12/07)	Portfolio Manager (since 04/10)

2.     The second paragraph of the section entitled “Management of the Funds — ING Global Natural Resources Fund” found on page 85 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Natural Resources Fund

(“Fund”)

Supplement dated April 30, 2010

to the Fund’s Class A, Class I and Class W shares

Statement of Additional Information (“SAI”) dated February 26, 2010

Effective April 19, 2010, Joseph Bassett replaced Christopher Corapi as co-portfolio manager for the Fund. All references to Christopher Corapi as co-portfolio manager for the Fund are hereby deleted and replaced with Joseph Bassett.

The Funds’ SAI is amended to reflect the following:

1.                                          The tables in the sub-sections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Natural Resources Fund” found on pages 132 and 134, respectively, of the SAI are amended to include the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph Bassett(1)	2	$631,847,956	3	$151,944,575	4	$244,168,674

(1)  As of December 31, 2009

None of these accounts have an advisory fee based on performance.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Joseph Bassett(1)	Global Natural Resources Fund	None

(1) As of December 31, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE